UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               ---------------

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):          [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Morton H. Sachs & Company, DBA The Sachs Company
         ------------------------------------------------
Address: 1346 South Third Street
         ------------------------------------------------
         Louisville, Kentucky  40208
         ------------------------------------------------

Form 13F File Number: 28-1718
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher A. Nunnelley
         ------------------------
Title:   Vice-President
         ------------------------
Phone:   (502) 636-5282
         ------------------------

Signature, Place, and Date of Signing:

\S\                               Louisville, Kentucky             May 12, 1999
------------------------          --------------------             ------------
    [Signature]                      [City, State]                    [Date]

Report Type       (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-                       [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:           None
                                             -------------

Form 13F Information Table Entry Total:      125
                                             -------------

Form 13F Information Table Value Total:      $ 154,188,047
                                             -------------
                                              (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

                      28-1718
                      -------
         [Repeat as necessary.]


                                    FORM 13F


Page 1 of 2                                           Name of Reporting Manager :  THE SACHS COMPANY

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                           FORM 13F INFORMATION TABLE
                                                        VALUE        SHARES     SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP      (X$1000)       PRN AMT    PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
    --------------         --------------  -----      --------       -------    --- ---- ------- -------- ---- ------  ----



ADC Telecommunications Inc.                000886101     286,125         6,000      6,000                    6,000


AMR Corporation                            001765106     644,188       11,000     11,000                   11,000


Abbott Laboratories                        002824100     767,725       16,400     16,400                   16,400


Abiomed, Inc.                              003654100     265,000       21,200     21,200                   21,200


Aegon N V ADR                              007924103     755,489        8,406      8,406                    8,406


Air Products and Chemicals, Inc.           009158106     248,244        7,248      7,248                    7,248


AirTran Holdings Inc.                      00949P108     376,875       90,000     90,000                   90,000


America Online Inc                         02364J104     297,780        2,030      2,030                    2,030


American Express Company                   025816109   1,090,954        9,265      9,265                    9,265


Analog Devices Inc.                        032654105     446,250       15,000     15,000                   15,000


Aphton Corp                                03759P101     162,500       10,000     10,000                   10,000


Archer-Daniels-Midland Co.                 039483102     146,875       10,000     10,000                   10,000


Area Bancshares Corp.                      039872106     511,913       21,900     21,900                   21,900


Atlantic Richfield Company                 048825103     266,525        3,650      3,650                    3,650


BankAmerica Corp.                          06605F102     859,012       12,163     12,163                   12,163


Barclays Bank PLC ADR                      06738C802     325,875       11,850     11,850                   11,850


Barclays Bank PLC  AM DEP NT RCPT          06738C836     531,250       20,000     20,000                   20,000


Barnes and Noble, Inc.                     067774109     592,706       18,450     18,450                   18,450


Bell South Corp.                           079860102     696,447       17,384     17,384                   17,384


Bristol Myers Company                      110122108     900,956       14,050     14,050                   14,050


Budget Group, Inc.                         119003101   5,363,050      437,800    437,800                  437,800


Butler International, Inc.                 123649105   6,409,200      348,800    348,800                  348,800


CBRL Group, Inc.                           12489V106     630,990       35,055     35,055                   35,055


California Water Service Group Holdings    130788102     710,500       29,000     29,000                   29,000


Capital One Financial Corp.                14040H105   1,328,800        8,800      8,800                    8,800


Chase Manhattan Corporation (New)          16161A108     849,555       10,440     10,440                   10,440


Chevron Corporation                        166751107     783,905        8,844      8,844                    8,844


Chief Consolidated Mining Co.              168628105      43,323       21,000     21,000                   21,000


Cinergy Corp.                              172474108     533,500       19,400     19,400                   19,400


Circuit City Stores, Inc.                  172737108   4,413,600       57,600     57,600                   57,600


Citigroup                                  172967101     538,479        8,754      8,754                    8,754


Coca-Cola Bottling Co. Consolidated        191098102     551,450        9,981      9,981                    9,981


Coca-Cola Company (The)                    191216100     521,688        8,500      8,500                    8,500

Comdisco, Inc.                             200336105     241,313       13,500     13,500                   13,500


Community Savings Bankshares, Inc.         204037105     587,500       47,000     47,000                   47,000


Compass Bancshares Inc.                    20449H109     759,000       33,000     33,000                   33,000


Dell Computer Corp.                        247025109   6,644,231      162,550    162,550                  162,550


Delta Air Lines, Inc.                      247361108     764,500       11,000     11,000                   11,000


Dime Bancorp. Inc.                         25429Q102     554,181       23,900     23,900                   23,900


Walt Disney Company                        254687106     395,910       12,720     12,720                   12,720


Edwards (A.G.), Inc.                       281760108     588,375       18,000     18,000                   18,000


Equity Inns Inc                            294703103      93,500       11,000     11,000                   11,000


Exxon Corporation                          302290101   3,007,868       42,627     42,627                   42,627


Fifth Third Bancorp                        316773100     305,161        4,628      4,628                    4,628


First Union Corp                           337358105     731,559        13,690     13,690                   13,690


Firstar, Corp.                             33763V109   1,171,734        3,092     13,092                   13,092


Forest Laboratories, Inc.                  345838106     451,000        8,000      8,000                    8,000


Fortune Brands, Inc.                       349631101   3,411,716       88,616     88,616                   88,616


Foster Wheeler Corp.                       350244109     630,500       52,000     52,000                   52,000


General Electric Company                   369604103   1,419,786       12,834     12,834                   12,834


General Motors Corp.                       370442105     413,250        4,750      4,750                    4,750


Genzyme Corporation                        372917104     669,507       13,274     13,274                   13,274


Hartford Financial Services Group, Inc.    416515104     227,250        4,000      4,000                    4,000


Hewlett-Packard Company                    428236103     323,330        4,768      4,768                    4,768


Humana, Inc.                               444859102     276,000       16,000     16,000                   16,000


Imation Corp.                              45245A107     181,500       11,000     11,000                   11,000


Integrated Health Services Inc             45812C106     357,500       65,000     65,000                   65,000


Intel Corp.                                458140100     262,914         2,210      2,210                    2,210


International Business Machines            459200101     744,450         4,200      4,200                    4,200


InterWest Bancorp, Inc.                    460931108   1,718,191        72,155     72,155                   72,155


Jeffries Group, Inc.                       472318104   2,950,612        62,200     62,200                   62,200


Jefferson Smurfit Group PLC  ADR           47508W107     800,000        40,000     40,000                   40,000


Johnson & Johnson                          478160104     532,950         5,700      5,700                    5,700


K mart Corporation                         482584109     260,594        15,500     15,500                   15,500


Kansas City Life Insurance Company         484836101     587,208         7,205      7,205                    7,205


Kansas City Southern Ind., Inc.            485170104     256,500         4,500      4,500                    4,500

Kroger Company                             501044101     326,798         5,458      5,458                    5,458


Legg Mason Inc.                            524901105     291,936         8,666      8,666                    8,666


Limited, Inc. (The)                        532716107     202,088         5,100      5,100                    5,100


Lucent Technologies Inc.                   549463107     486,000         4,500      4,500                    4,500


MCI WorldCom, Inc.                         55268B106     286,323         3,233      3,233                    3,233


Marsh & McLennan Companies                 571748102     649,688         8,750      8,750                    8,750


Marriot International, Inc.                571903202     261,775         7,400      7,400                    7,400


MECH Financial Inc.                        583492103   8,829,700       279,200    279,200                  279,200


Medford Bancorp, Inc.                      584131106   2,100,800       131,300    131,300                  131,300


Mellon Bank Corp.                          585509102     239,275         3,400      3,400                    3,400


Merck & Co., Inc.                          589331107     321,141         4,008      4,008                    4,008


Midland Bank PLC  ADRS                     597433606     371,738        13,800     13,800                   13,800


Midland Company                            597486109     217,125         9,000      9,000                    9,000


Robert Mondavi Corp                        609200100     446,875        12,500     12,500                   12,500


National City Corp.                        635405103   1,796,108        27,060     27,060                   27,060


Newell Rubbermaid, Inc.                    651192106     483,645        10,182     10,182                   10,182


North Fork Bancorporation, Inc.            659424105   6,804,848       322,123    322,123                  322,123


Northwest Airlines Corp                    667280101   2,002,500        72,000     72,000                   72,000


Ohio Casualty Corp.                        677240103   1,092,000        28,000     28,000                   28,000


PNC Bank Corp.                             693475105   2,035,921        36,642     36,642                   36,642


Paychex, Inc.                              704326107   1,124,393        23,703     23,703                   23,703


Pfizer Inc.                                717081103   1,998,000       14,400     14,400                   14,400


Philip Morris, Inc.                        718154107   1,106,647       31,450     31,450                   31,450


Phillips Petroleum Co.                     718507106     340,200        7,200      7,200                    7,200


Pillow Tex, Corp.                          721501104     780,313        55,000     55,000                   55,000


Premier Bancshares Inc                     739909109     316,000        16,000     16,000                   16,000


Procter & Gamble Company (The)             742718109   2,380,861        24,310     24,310                   24,310


Provident Financial Group, Inc.            743866105     252,316         6,575      6,575                    6,575


Providian Financial Corp.                  74406A102   1,187,890        10,799     10,799                   10,799


Pulaski Financial Corp.                    745548107   1,096,875       117,000    117,000                  117,000


Qualcomm, Inc.                             747525103     957,688         7,700      7,700                    7,700


RFS Hotel Investors, Inc.                  74955J108   4,283,906       370,500    370,500                  370,500


Raymond James Financial Inc                754730109     839,375        42,500     42,500                   42,500

Regis Corporation                          758932107   9,134,771       343,090    343,090                  343,090


Rebublic New York Corp.                    760719104   1,047,038        22,700     22,700                   22,700


Rochester Gas and Electric Co.             771367109     289,563        11,300     11,300                   11,300


Royal Bank of Scotland  ADR Pref 9.125     780097606     713,844        26,500     26,500                   26,500


St. Paul Bancorp, Inc.                     792848103   1,495,476        69,055     69,055                   69,055


St. Paul Companies, Inc.                   792860108     663,557        21,362     21,362                   21,362


Schering Plough Corporation                806605101     768,744        13,900     13,900                   13,900


Software Spectrum                          833960107   5,343,044       392,150    392,150                  392,150


Southwest Gas Corp                         844895102     695,750        25,300     25,300                   25,300


Sysco Corporation                          871829107     336,800        12,800     12,800                   12,800


TBC Corp                                   872180104      75,781        12,500     12,500                   12,500


T Netix Inc.                               872597109     143,325        27,300     27,300                   27,300


Telefonica de Espana SA  ADR               879382208     208,488         1,632      1,632                    1,632


Texas Regional Bancshares, Inc.            882673106   3,861,000       143,000    143,000                  143,000


Trans World Airlines Inc                   893349837     103,750        20,000     20,000                   20,000


Trico Bancshares                           896095106   1,141,219        70,500     70,500                   70,500


UAL Corp                                   902549500   1,791,125        23,000     23,000                   23,000


UST Corporation                            902900109   8,014,905       366,919    366,919                  366,919


Unisys Corporation                         909214108     204,334         7,380      7,380                    7,380


Unisys Corporation  Pfd A                  909214207     220,521         4,251      4,251                    4,251


U S West, Inc. (New)                       91273H101   2,185,981        39,700     39,700                   39,700


WPP Group PLC ADS                          929309300   1,392,650        16,100     16,100                   16,100


Warner Lambert Company                     934488107     403,753         6,100      6,100                    6,100


Webster Preferred Capital Corp.            947890109   2,136,750        74,000     74,000                   74,000


Wells Fargo and Company                    949746101     248,944         7,100      7,100                    7,100


Winn-Dixie Stores, Inc.                    974280109     485,875        13,000     13,000                   13,000
                                                     ------------    ----------  ---------                ---------

GRAND TOTALS                                         154,188,047     5,720,687   5,720,687                5,720,687
                                                     ============    ==========  =========                =========

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